UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline           New York, New York     November 15, 2010
--------------------       ------------------------  -----------------
     [Signature]               [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total:   $1,009,134
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP
(2)  28-13254                       Axial Capital Institutional, LP


                                                  FORM 13F INFORMATION TABLE
                                                      September 30, 2010
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MNGRS   SOLE   SHARED  NONE
--------------                 ---------------  ------     --------- --------  --------- -----------    ------  -----  ------- -----
AMEDISYS INC                        COM         023436108    4,760     200,000  SH       SHARED/DEFINED  1,2     0      200,000  0
BAXTER INTL INC                     COM         071813109    9,351     195,990  SH       SHARED/DEFINED  1,2     0      195,990  0
COMCAST CORP NEW                 CL A SPL       20030N200   38,744   2,277,744  SH       SHARED/DEFINED  1,2     0    2,277,744  0
COVANTA HLDG CORP                   COM         22282E102   47,965   3,045,385  SH       SHARED/DEFINED  1,2     0    3,045,385  0
ALLIANCE DATA SYSTEMS CORP          COM         018581108    9,802     150,200  SH  PUT  SHARED/DEFINED  1,2     0      150,200  0
EDUCATION MGMT CORP NEW             COM         28140M103    5,737     390,795  SH       SHARED/DEFINED  1,2     0      390,795  0
ELECTRONIC ARTS INC                 COM         285512109   13,074     794,870  SH       SHARED/DEFINED  1,2     0      794,870  0
GOOGLE INC                         CL A         38259P508   19,010      36,156  SH       SHARED/DEFINED  1,2     0       36,156  0
ISHARES TR                    DJ US REAL EST    464287739   60,341   1,141,098  SH       SHARED/DEFINED  1,2     0    1,141,098  0
ITT EDUCATIONAL SERVICES INC        COM         45068B109   26,046     370,652  SH       SHARED/DEFINED  1,2     0      370,652  0
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708    5,942      91,509  SH       SHARED/DEFINED  1,2     0       91,509  0
LOEWS CORP                          COM         540424108    7,008     184,897  SH       SHARED/DEFINED  1,2     0      184,897  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105   42,973   2,772,482  SH       SHARED/DEFINED  1,2     0    2,772,482  0
QLT INC                             COM         746927102   41,609   6,615,036  SH       SHARED/DEFINED  1,2     0    6,615,036  0
QUALCOMM INC                        COM         747525103   23,242     514,979  SH       SHARED/DEFINED  1,2     0      514,979  0
SPDR DOW JONES INDL AVRG ETF     UT SER 1       78467X109   13,230     122,605  SH       SHARED/DEFINED  1,2     0      122,605  0
SPDR S&P 500 ETF TR               TR UNIT       78462F103  579,118   5,074,197  SH       SHARED/DEFINED  1,2     0    5,074,197  0
STRAYER ED INC                      COM         863236105   12,591      72,156  SH       SHARED/DEFINED  1,2     0       72,156  0
SPDR GOLD TRUST                  GOLD SHS       78463V107   35,750     279,494  SH       SHARED/DEFINED  1,2     0      279,494  0
VIACOM INC NEW                     CL B         92553P201   10,030     277,146  SH       SHARED/DEFINED  1,2     0      277,146  0
WELLPOINT INC                       COM         94973V107    2,811      49,628  SH       SHARED/DEFINED  1,2     0       49,628  0

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